Intangible Assets - Future Intangible Asset Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 456,973
2023	454,235
2024	338,463
2025	222,191
2026	208,175
Finite lived intangible assets, amortization expense, net, total	$ 1,680,037